Consolidated Statements of Financial Position - CLP ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 245,171,924,000	$ 419,456,026,000		$ 245,999,192,000	$ 144,261,845,000
Other current financial assets	40,303,173,000	20,627,062,000
Other current non-financial assets	22,406,088,000	18,785,891,000
Trade and other current receivables	478,170,067,000	406,968,537,000
Current accounts receivable from related parties	54,171,060,000	71,856,046,000
Inventories	56,961,643,000	39,686,942,000
Current tax assets	99,763,817,000	77,756,048,000
TOTAL CURRENT ASSETS	996,947,772,000	1,055,136,552,000
NON-CURRENT ASSETS
Other non-current financial assets	7,269,669,000	33,418,204,000
Other non-current non-financial assets	44,608,012,000	13,813,139,000
Trade and other non-current receivables	60,527,843,000	36,182,399,000
Investments accounted for using the equity method	12,873,531,000	16,912,454,000		18,738,198,000
Intangible assets other than goodwill	115,372,393,000	55,170,904,000		44,470,750,000
Goodwill	915,044,725,000	887,257,655,000		887,257,655,000
Property, plant and equipment	5,308,647,633,000	3,585,687,137,000		3,476,128,634,000
Investment property	7,557,356,000	8,356,772,000		8,128,522,000
Deferred tax assets	19,171,230,000	2,837,792,000
TOTAL NON-CURRENT ASSETS	6,491,072,392,000	4,639,636,456,000
TOTAL ASSETS	7,488,020,164,000	5,694,773,008,000
CURRENT LIABILITIES
Other current financial liabilities	410,665,815,000	18,815,448,000
Trade and other current payables	554,286,324,000	555,978,518,000
Current accounts payable to related parties	157,936,325,000	119,612,972,000
Other current provisions	5,588,786,000	5,636,171,000
Current tax liabilities	17,677,920,000	67,027,507,000
Other current non-financial liabilities	71,308,982,000	49,746,030,000
TOTAL CURRENT LIABILITIES	1,217,464,152,000	816,816,646,000
NON-CURRENT LIABILITIES
Other non-current financial liabilities	1,705,833,503,000	781,978,145,000
Trade and other non-current payables	2,584,180,000	659,824,000
Non-current accounts payable to related parties	447,193,802,000	318,518,000
Other long-term provisions	105,871,375,000	78,422,837,000
Deferred tax liabilities	278,080,054,000	172,223,681,000
Non-current provisions for employee benefits	56,602,664,000	57,081,924,000
Other non-current non-financial liabilities	226,653,000	309,776,000
TOTAL NON-CURRENT LIABILITIES	2,596,392,231,000	1,090,994,705,000
TOTAL LIABILITIES	3,813,856,383,000	1,907,811,351,000
EQUITY
Allocated capital	3,954,491,479,000	2,229,108,975,000	$ 1,891,727,278,668,000
Retained earnings	1,914,797,613,000	1,751,605,583,000
Treasury shares	(72,388,009,000)
Other reserves	(2,375,672,564,000)	(997,330,548,000)		(1,035,092,978,000)
Equity attributable to Enel Chile	3,421,228,519,000	2,983,384,010,000
Non-controlling interests	252,935,262,000	803,577,647,000		699,602,354,000
TOTAL EQUITY	3,674,163,781,000	3,786,961,657,000		$ 3,462,993,642,000	$ 3,201,900,783,000
TOTAL LIABILITIES AND EQUITY	$ 7,488,020,164,000	$ 5,694,773,008,000